Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning Balance	3,296,040	6,533,826	6,715,559	5,951,258
Options granted			2,425,873	1,951,205
Options exercised	(251,988)	(2,499,843)	(2,339,890)	(596,426)
Options forfeited	(147,508)	(737,943)	(637,286)	(590,478)
Increase due to acquisition			369,570
Ending Balance	2,896,544	3,296,040	6,533,826	6,715,559
Exercisable at end of period	1,497,514	1,573,865	2,651,973	3,620,689
Weighted-Average Exercise Price
Beginning Balance	$ 24.81	$ 24.15	$ 20.68	$ 19.37
Options granted			$ 26.93	$ 23.16
Options exercised	$ 24.28	$ 23.68	$ 16.79	$ 13.02
Options forfeited	$ 28.35	$ 22.76	$ 24.17	$ 23.41
Increase due to acquisition			$ 22.29
Ending Balance	$ 24.68	$ 24.81	$ 24.15	$ 20.68
Exercisable at end of period	$ 23.65	$ 24.26	$ 23.63	$ 19.95
Aggregate Intrinsic Value
Outstanding at the end of period	$ 63.3	$ 56.4
Exercisable at end of period	$ 34.3	$ 27.8	$ 28.0	$ 29.1
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of period	6.82	6.86
Exercisable at end of period	6 years 2 months 9 days	6 years 2 months 1 day	2 years 11 months 23 days	3 years 3 months